UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Total Return ETF (TOTR)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Total Return ETF ("the fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return ETF	$31	0.31%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Although U.S. Treasury yields generally moved higher, bond investors benefited from higher coupon payments as well as tighter credit spreads amid a resilient economy.

  Non-benchmark exposure to high yield corporates and bank loans added value relative to the Bloomberg U.S. Aggregate Bond Index. Resilient risk appetite, strong demand for yield, and a supportive fundamental backdrop helped these sectors perform well over the past 12 months. Underweighting U.S. Treasuries also helped as they underperformed other parts of the market.

  While our corporate bond holdings performed well, underweighting investment-grade corporate bonds weighed on relative performance versus the index as high-grade corporate bonds also generated strong returns. Security selection within agency mortgage-backed securities (MBS) was another headwind.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. Over the past 12 months, the fund trimmed its allocation in agency MBS on strength after the sector outperformed in late 2023. As global economic growth improved and financial conditions loosened, we increased the fund’s total exposure to credit risk over the 12-month period.

  Overall, the fund held material exposure to derivatives, specifically interest rate derivatives that help the investment team more efficiently manage duration and positioning along the yield curve. The use of derivatives, including interest rate derivatives, had a negative effect on absolute returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Total Return ETF (Based on Net Asset Value)	(Regulatory/Strategy Benchmark)
2021	$10,020	$10,037
2022	$9,708	$9,686
2022	$8,992	$9,118
2022	$8,758	$8,935
2022	$8,478	$8,748
2023	$8,561	$8,745
2023	$8,692	$8,923
2023	$8,585	$8,828
2023	$8,608	$8,851
2024	$8,818	$9,036
2024	$8,839	$9,039

202406-3653144, 202407-3567224

ETF988-052 07/24

Average Annual Total Returns

	1 Year	Since Inception 9/28/21
Total Return ETF (Based on Net Asset Value)	1.69%	- 4.51%
Total Return ETF (At Market Price)	1.82%	- 4.43%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.31%	-3.71%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$113,130
  Number of Portfolio Holdings871
  Investment Advisory Fees Paid (000s)$305
  Portfolio Turnover Rate439.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

U.S. Government Agency Securities	26.6%
U.S. Treasury Securities	18.0
AAA Rated	10.2
AA Rated	6.3
A Rated	5.7
BBB Rated	11.8
BB Rated and Below	16.4
Not Rated	5.2
Reserves	- 0.2

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Federal National Mortgage Assn.	14.5%
U.S. Treasury Notes	13.1
Government National Mortgage Association	6.6
Federal Home Loan Mortgage Corp.	5.2
U.S. Treasury Bonds	4.2
Invesco Senior Loan ETF	3.0
JP Morgan Mortgage Trust	1.0
Brazil Notas do Tesouro Nacional	0.9
FirstKey Homes Trust	0.7
HPEFS Equipment Trust	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Total Return ETF (TOTR)

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,840	$31,609
Audit-Related Fees	-	-
Tax Fees	-	6,939
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2024
T. ROWE PRICE
TOTR	Total Return ETF
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T. ROWE PRICE TOTAL RETURN ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended		9/28/21(1) Through
	5/31/24	5/31/23	5/31/22
NET ASSET VALUE
Beginning of period	$ 41.07	$ 44.30	$ 50.00
Investment activities
Net investment income(2) (3)	2.09	1.73	0.78
Net realized and unrealized gain/loss	(1.44)	(3.22)	(5.74)
Total from investment activities	0.65	(1.49)	(4.96)
Distributions
Net investment income	(1.95)	(1.70)	(0.74)
Tax return of capital	(0.08)	(0.04)	-
Total distributions	(2.03)	(1.74)	(0.74)
NET ASSET VALUE
End of period	$ 39.69	$ 41.07	$ 44.30

T. ROWE PRICE TOTAL RETURN ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended		9/28/21(1) Through
	5/31/24	5/31/23	5/31/22
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	1.69%	(3.33)%	(10.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.31%	0.31%	0.31%(5)
Net expenses after waivers/payments by Price Associates	0.31%	0.31%	0.31%(5)
Net investment income	5.23%	4.14%	2.42%(5)
Portfolio turnover rate(6)	439.5%	608.3%	456.8%
Portfolio turnover rate, excluding mortgage dollar roll transactions	110.0%	60.4%	45.1%
Net assets, end of period (in thousands)	$ 113,130	$ 28,750	$ 19,933

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

May 31, 2024
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 14.9%
Car Loan 3.5%
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.13%, 3/18/26	150	148
Avis Budget Rental Car Funding AESOP, Series 2022-5A, Class CN, 6.24%, 4/20/27 (1)	100	99
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class C, 6.18%, 10/20/27 (1)	100	99
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class B, FRN, SOFR30A + 1.30%, 6.624%, 12/26/31 (1)	233	233
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	170	176
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	45	45
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	189
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94%, 8/15/29	45	45
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 8/15/29	85	85
CarMax Auto Owner Trust, Series 2024-2, Class D, 6.42%, 10/15/30	90	91
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	48	47
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	28
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	55	55
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.80%, 5/10/30 (1)	150	150
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	128	124
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	305	293
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	100	100
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	90	90
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	40	40
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	60	61
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%, 6/15/28	25	25
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	275	268
GM Financial Automobile Leasing Trust, Series 2022-3, Class C, 5.13%, 8/20/26	40	40
GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	100
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	25	25
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class B, 5.79%, 4/25/29 (1)	15	15
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 4/25/29 (1)	25	25
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	95	96
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	101	101
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class C, 5.933%, 12/15/33 (1)	250	249
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	35	35
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	55	54

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust, Series 2022-B, Class B, 3.85%, 3/22/27 (1)	165	163
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	80	80
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31 (1)	170	170
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	15	15
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	194	195
		3,984
Other Asset-Backed Securities 11.3%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class A2, 5.38%, 1/21/31 (1)	100	100
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	140	139
Applebee's Funding / IHOP Funding, Series 2019-1A, Class 2II, 4.723%, 6/5/49 (1)	322	309
AXIS Equipment Finance Receivables, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	96
AXIS Equipment Finance Receivables, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	118	117
CIFC Funding, Series 2019-5A, Class BR, FRN, 3M TSFR + 2.41%, 7.74%, 1/15/35 (1)	250	250
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	31
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 6.556%, 10/20/31 (1)	285	285
CyrusOne Data Centers Issuer I, Series 2024-1A, Class A2, 4.76%, 3/22/49 (1)	25	24
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	280	258
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 3/22/30 (1)	100	100
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (1)	100	100
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	55	55
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	66

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
DLLST, Series 2024-1A, Class A4, 4.93%, 4/22/30 (1)	40	39
Elara HGV Timeshare, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	80	80
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	80	80
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	125	119
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	290	273
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/37 (1)	505	474
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	144	139
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	49	50
Goldentree Loan Management US, Series 2021-11A, Class B, FRN, 3M TSFR + 1.86%, 7.186%, 10/20/34 (1)	425	425
Golub Capital Partners CLO 60B, Series 2022-60A, Class AR, FRN, 3M TSFR + 1.31%, 6.646%, 10/25/34 (1)	250	250
GreatAmerica Leasing Receivables Funding, Series 2021-2, Class A3, 0.67%, 7/15/25	27	27
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	319	286
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	199	169
Hardee's Funding, Series 2024-1A, Class A2, 7.253%, 3/20/54 (1)	155	154
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	73	73
Home Partners of America Trust, Series 2021-1, Class A, 3.93%, 4/17/39 (1)	67	64
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	144	135
Honk, Series 2018-1A, Class A2, 4.739%, 4/20/48 (1)	282	278
HPEFS Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29 (1)	140	140
HPEFS Equipment Trust, Series 2023-1A, Class B, 5.73%, 4/20/28 (1)	205	205

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	101
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	100	101
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31 (1)	205	203
Invesco US CLO, Series 2023-1A, Class AR, FRN, 3M TSFR + 1.57%, 6.856%, 4/22/37 (1)	250	252
Jamestown CLO XV, Series 2020-15A, Class A1R, FRN, 3M TSFR + 1.37%, 6.716%, 7/15/35 (1)	250	250
KKR, Series 13, Class B1R, FRN, 3M TSFR + 1.41%, 6.739%, 1/16/28 (1)	76	76
KKR CLO 40, Series 40A, Class AR, FRN, 3M TSFR + 1.30%, 6.643%, 10/20/34 (1)	250	250
KKR CLO 43, Series 2022-43A, Class BR, FRN, 3M TSFR + 2.50%, 7.829%, 1/15/36 (1)	300	304
Kubota Credit Owner Trust, Series 2021-2A, Class A4, 0.74%, 6/15/27 (1)	190	181
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%, 2/15/29 (1)	50	50
Madison Park Funding, Series 2019-35A, Class CR, FRN, 3M TSFR + 2.16%, 7.486%, 4/20/32 (1)	255	253
Madison Park Funding XXIV, Series 2016-24A, Class CR2, FRN, 3M TSFR + 2.05%, 7.396%, 10/20/29 (1)	250	249
Madison Park Funding XXXVII, Series 2019-37A, Class AR2, FRN, 3M TSFR + 1.53%, 6.852%, 4/15/37 (1)	315	317
MidOcean Credit, Series 2022-11A, Class BR, FRN, 3M TSFR + 2.65%, 7.977%, 10/18/33 (1)	270	271
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	90
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	158	158
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	84	81
MVW Owner Trust, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	73	72
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	73	72

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Neuberger Berman Loan Advisers, Series 2017-26A, Class BR, FRN, 3M TSFR + 1.66%, 6.989%, 10/18/30 (1)	360	361
Neuberger Berman Loan Advisers, Series 2019-32A, Class BR, FRN, 3M TSFR + 1.66%, 6.988%, 1/20/32 (1)	250	250
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 6.574%, 11/13/31 (1)	250	251
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	32	32
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	96	96
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	101
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	100	100
Post Road Equipment Finance, Series 2024-1A, Class C, 5.81%, 10/15/30 (1)	100	100
Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/37 (1)	250	242
Progress Residential Trust, Series 2020-SFR3, Class B, CMO, ARM, 1.495%, 10/17/27 (1)	255	240
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1)	170	170
Sierra Timeshare Receivables Funding, Series 2019-3A, Class A, 2.34%, 8/20/36 (1)	37	36
Sierra Timeshare Receivables Funding, Series 2020-2A, Class C, 3.51%, 7/20/37 (1)	34	33
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	104	104
Signal Peak CLO 5, Series 2018-5A, Class BR, FRN, 3M TSFR + 2.20%, 7.526%, 4/25/37 (1)	250	251
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 6.523%, 10/15/31 (1)	260	260
Symphony Static, Series 2021-1A, Class C, FRN, 3M TSFR + 2.11%, 7.435%, 10/25/29 (1)	250	250
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	95
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 6/17/40 (1)	100	97

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Tricon Residential Trust, Series 2024-SFR2, Class D, 6.00%, 6/17/28 (1)	155	152
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	168	168
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	100	100
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 6.529%, 10/15/31 (1)	250	250
Wellfleet, Series 2021-3A, Class B, FRN, 3M TSFR + 2.06%, 7.39%, 1/15/35 (1)	250	250
		12,710
Residential Mortgage 0.0%
Finance of America HECM Buyout, Series 2022-HB2, Class A1A, CMO, ARM, 4.00%, 8/1/32 (1)	37	36
		36
Student Loan 0.1%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	134
		134
Total Asset-Backed Securities (Cost $16,759)		16,864
BANK LOANS 7.3%
FINANCIAL INSTITUTIONS 1.3%
Brokerage Asset Managers Exchanges 0.0%
RFS Opco, FRN, 3M TSFR + 5.00%, 10.308%, 4/4/31 (2)	35	35
		35
Financial Other 0.1%
GTCR W Merger Sub, FRN, 1M TSFR + 3.00%, 8.309%, 1/31/31	100	100
		100
Insurance 1.2%
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.829%, 2/14/31	205	207

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Asurion, FRN, 1M TSFR + 3.25%, 8.694%, 12/23/26	54	54
Asurion, FRN, 1M TSFR + 5.25%, 10.694%, 1/31/28	175	164
Asurion, FRN, 1M TSFR + 5.25%, 10.694%, 1/20/29	84	78
Asurion, FRN, 1M TSFR + 4.25%, 9.679%, 8/19/28	10	10
Hub International, FRN, 3M TSFR + 3.25%, 8.567%, 6/20/30	332	334
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.50%, 8.83%, 3/15/30	130	130
Truist Insurance Holdings, FRN, 3M TSFR + 3.25%, 8.586%, 5/6/31	140	141
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 10.086%, 5/6/32	275	281
		1,399
Total Financial Institutions		1,534
INDUSTRIAL 5.7%
Basic Industry 0.2%
Arsenal AIC Parent, FRN, 1M TSFR + 3.75%, 9.079%, 8/18/30	95	95
PMHC II, FRN, 3M TSFR + 4.25%, 9.706%, 4/23/29	78	77
		172
Capital Goods 1.1%
Charter NEX US, FRN, 1M TSFR + 3.50%, 8.829%, 12/1/27	278	279
Dynasty Acquisition, FRN, 1M TSFR + 3.50%, 8.829%, 8/24/28 (3)	122	123
Dynasty Acquisition, FRN, 1M TSFR + 3.50%, 8.829%, 8/24/28 (3)	47	48
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 12.071%, 5/21/29 (2)	85	85
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 11.571%, 5/21/29	135	135
Filtration Group, FRN, 1M TSFR + 4.25%, 9.68%, 10/21/28	247	248
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.944%, 9/6/25	119	117
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.194%, 9/6/26	10	9

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
MI Windows and Doors, FRN, 1M TSFR + 3.50%, 8.829%, 3/28/31	60	60
TK Elevator US Newco, FRN, 3M TSFR + 3.50%, 8.791%, 4/30/30	84	85
WEC US Holdings, FRN, 1M TSFR + 2.75%, 8.079%, 1/27/31	80	80
		1,269
Communications 0.2%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 9.444%, 8/23/28	101	102
Connect Finco, FRN, 1M TSFR + 4.50%, 8.829%, 9/27/29	45	43
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.817%, 1/18/28 (3)	85	81
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.694%, 9/25/26	40	31
		257
Consumer Cyclical 0.9%
Albion Financing 3, FRN, 3M TSFR + 5.25%, 10.575%, 8/17/26	18	18
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 8.086%, 2/6/30	20	20
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 8.086%, 2/6/31	110	110
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.83%, 11/8/27	55	55
Dave & Buster's, FRN, 1M TSFR + 3.25%, 8.625%, 6/29/29	55	55
Delta 2 (LUX), FRN, 3M TSFR + 2.25%, 7.559%, 1/15/30	110	111
Fleet Midco I, FRN, 1M TSFR + 3.25%, 8.579%, 2/21/31 (2)	60	60
IRB Holding, FRN, 1M TSFR + 2.75%, 8.179%, 12/15/27	135	135
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 9.559%, 8/1/30 (3)	108	109
Tacala, FRN, 1M TSFR + 4.00%, 9.329%, 1/31/31	60	60
Tenneco, FRN, 3M TSFR + 5.00%, 10.402%, 11/17/28	60	59
UFC Holdings, FRN, 3M TSFR + 2.75%, 8.336%, 4/29/26	137	137
Wand NewCo 3, FRN, 1M TSFR + 3.75%, 9.079%, 1/30/31	129	130
		1,059

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Non-Cyclical 0.5%
Bausch & Lomb, FRN, 1M TSFR + 3.25%, 8.67%, 5/10/27	139	138
LifePoint Health, FRN, 3M TSFR + 4.75%, 10.056%, 11/16/28	95	95
Medline Borrower, FRN, 1M TSFR + 2.75%, 8.079%, 10/23/28	129	129
Parexel International, FRN, 1M TSFR + 3.25%, 8.694%, 11/15/28	104	105
Star Parent, FRN, 3M TSFR + 4.00%, 9.309%, 9/27/30	35	35
		502
Energy 0.1%
Brazos Delaware II, FRN, 1M TSFR + 3.50%, 8.822%, 2/11/30 (3)	54	54
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.079%, 8/1/29	55	55
		109
Technology 2.5%
Applied Systems, FRN, 3M TSFR + 5.25%, 10.559%, 2/23/32	223	230
Applied Systems, FRN, 3M TSFR + 3.50%, 8.809%, 2/24/31 (3)	329	331
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.929%, 12/11/28	34	34
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.179%, 12/10/29 (3)	170	167
Athenahealth Group, FRN, 1M TSFR + 3.25%, 8.579%, 2/15/29	82	82
Banff Merger Sub, FRN, 1M TSFR + 4.25%, 9.329%, 12/29/28	110	111
Central Parent, FRN, 3M TSFR + 3.25%, 8.577%, 7/6/29	20	20
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.909%, 3/30/29	174	175
CoreLogic, FRN, 1M TSFR + 6.50%, 6/4/29 (3)	27	26
Delta TopCo, FRN, 3M TSFR + 3.50%, 8.846%, 11/30/29 (3)	120	120

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Delta TopCo, FRN, 3M TSFR + 5.25%, 10.596%, 12/24/30 (3)	86	87
Dye and Durham, FRN, 3M TSFR + 4.25%, 4/11/31 (3)	35	35
Epicor Software, FRN, 1M TSFR + 3.25%, 8.68%, 7/30/27 (3)	172	172
Epicor Software, FRN, 1M TSFR + 3.75%, 9.075%, 7/30/27 (3)	25	25
Epicor Software, FRN, 3M TSFR + 3.25%, 8.581%, 5/23/31 (3)	22	22
Epicor Software, FRN, 3M TSFR + 3.25%, 5/23/31 (3)(4)	3	3
McAfee, FRN, 1M TSFR + 3.75%, 8.579%, 3/1/29	89	89
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 10.406%, 4/11/29	60	57
Peraton, FRN, 1M TSFR + 3.75%, 9.179%, 2/1/28	55	55
Peraton, FRN, 3M TSFR + 7.75%, 13.177%, 2/1/29	109	110
Peraton, FRN, 3M TSFR + 8.00%, 13.427%, 2/1/29	55	55
RealPage, FRN, 1M TSFR + 3.00%, 8.444%, 4/24/28	59	58
RealPage, FRN, 1M TSFR + 6.50%, 11.944%, 4/23/29	275	270
Sophia, FRN, 1M TSFR + 3.50%, 8.929%, 10/9/29	89	89
UKG, FRN, 3M TSFR + 3.50%, 8.57%, 2/10/31	328	330
Waystar Technologies, FRN, 1M TSFR + 4.00%, 9.329%, 10/22/29	90	90
		2,843
Transportation 0.2%
American Airlines, FRN, 3M TSFR + 4.75%, 10.336%, 4/20/28	95	99
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.733%, 6/21/27	106	109
		208
Total Industrial		6,419
UTILITY 0.3%
Electric 0.3%
PG&E, FRN, 1M TSFR + 3.00%, 7.829%, 6/23/27	75	75

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Talen Energy Supply, FRN, 3M TSFR + 3.50%, 8.827%, 5/17/30	32	32
Talen Energy Supply, FRN, 3M TSFR + 3.50%, 8.827%, 5/17/30	127	129
Vistra Zero Operating Company, FRN, 1M TSFR + 2.75%, 8.075%, 4/30/31	55	55
		291
Total Utility		291
Total Bank Loans (Cost $8,181)		8,244
CONVERTIBLE PREFERRED STOCKS 0.0%
UTILITY 0.0%
Electric 0.0
NextEra Energy, 6.926%, 9/1/25 (5)	1	35
		35
Total Utility		35
Total Convertible Preferred Stocks (Cost $34)		35
CORPORATE BONDS 19.6%
FINANCIAL INSTITUTIONS 4.9%
Banking 2.4%
Bank of America, VR, 1.898%, 7/23/31 (6)	40	33
Bank of America, VR, 2.972%, 2/4/33 (6)	20	17
Bank of America, VR, 5.872%, 9/15/34 (6)	280	286
Bank of New York Mellon, VR, 5.188%, 3/14/35 (6)	80	79
BBVA Bancomer SA, VR, 8.45%, 6/29/38 (1)(6)	200	210
BNP Paribas, VR, 5.497%, 5/20/30 (1)(6)	200	199
CaixaBank, VR, 6.037%, 6/15/35 (1)(6)	200	200
CaixaBank SA, VR, 6.208%, 1/18/29 (1)(6)	200	203
Capital One Financial, VR, 2.359%, 7/29/32 (6)	4	3
Capital One Financial, VR, 3.273%, 3/1/30 (6)	55	49
Capital One Financial, VR, 5.70%, 2/1/30 (6)	60	60

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital One Financial, VR, 6.312%, 6/8/29 (6)	130	132
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(6)	250	213
Credit Suisse Group, VR, 6.537%, 8/12/33 (1)(6)	250	263
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (6)	60	61
Goldman Sachs Group, VR, 3.102%, 2/24/33 (6)	40	34
Huntington Bancshares, VR, 2.487%, 8/15/36 (6)	55	41
Santander Holdings USA, VR, 2.49%, 1/6/28 (6)	185	169
Santander UK Group Holdings, VR, 3.823%, 11/3/28 (6)	200	188
Societe Generale, VR, 5.519%, 1/19/28 (1)(6)	230	227
Wells Fargo, VR, 2.572%, 2/11/31 (6)	30	26
		2,693
Brokerage Asset Managers Exchanges 0.3%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1)	40	41
HAT Holdings I / HAT Holdings II, 8.00%, 6/15/27 (1)	40	41
Jane Street Group, 7.125%, 4/30/31 (1)	90	91
Kane Bidco, 5.00%, 2/15/27 (EUR)	110	117
		290
Finance Companies 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.30%, 1/19/34	150	145
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	150	155
Navient, 9.375%, 7/25/30	55	57
Navient, 11.50%, 3/15/31	50	55
OneMain Finance, 9.00%, 1/15/29	75	79
SLM, Series A, 5.625%, 8/1/33	26	21
		512
Financial Other 0.1%
Howard Hughes, 4.125%, 2/1/29 (1)	5	4
Howard Hughes, 5.375%, 8/1/28 (1)	60	57
		61

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Insurance 1.4%
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1)	35	34
Alliant Holdings Intermediate / Alliant Holdings, 7.00%, 1/15/31 (1)	80	80
AmWINS Group, 6.375%, 2/15/29 (1)	60	60
AssuredPartners, 7.50%, 2/15/32 (1)	53	53
Centene, 2.50%, 3/1/31	175	143
Centene, 2.625%, 8/1/31	490	397
Centene, 3.00%, 10/15/30	10	8
Centene, 3.375%, 2/15/30	20	18
Centene, 4.625%, 12/15/29	15	14
Hub International, 7.25%, 6/15/30 (1)	215	218
Hub International, 7.375%, 1/31/32 (1)	25	25
Humana, 5.375%, 4/15/31	170	168
Humana, 5.75%, 4/15/54 (5)	55	53
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1)	55	58
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1)(5)	200	215
Panther Escrow Issuer, 7.125%, 6/1/31 (1)	55	55
		1,599
Real Estate Investment Trusts 0.3%
Alexandria Real Estate Equities, 5.25%, 5/15/36	25	24
Brixmor Operating Partnership, 3.90%, 3/15/27	25	24
Brixmor Operating Partnership, 4.05%, 7/1/30	2	2
Brixmor Operating Partnership, 4.125%, 5/15/29	30	28
Healthcare Realty Holdings, 2.40%, 3/15/30	5	4
Kilroy Realty, 2.50%, 11/15/32	20	15
Kilroy Realty, 3.05%, 2/15/30	30	25
Kilroy Realty, 4.25%, 8/15/29	40	36
MPT Operating Partnership / MPT Finance, 0.993%, 10/15/26 (EUR)	165	140
MPT Operating Partnership / MPT Finance, 5.00%, 10/15/27 (5)	30	25

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Service Properties Trust, 8.625%, 11/15/31 (1)	50	52
		375
Total Financial Institutions		5,530
INDUSTRIAL 13.4%
Basic Industry 1.0%
Arsenal AIC Parent, 8.00%, 10/1/30 (1)	30	31
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	95	106
ATI, 7.25%, 8/15/30	35	36
Carpenter Technology, 7.625%, 3/15/30	55	56
Indorama Ventures Global Services, 4.375%, 9/12/24	200	197
Neon Holdings, 10.125%, 4/1/26 (1)	15	14
PMHC II, 9.00%, 2/15/30 (1)(5)	60	56
Sasol Financing USA, 4.375%, 9/18/26	200	186
South32 Treasury, 4.35%, 4/14/32 (1)	326	294
TMS International, 6.25%, 4/15/29 (1)	30	28
Windsor Holdings III, 8.50%, 6/15/30 (1)	30	31
WR Grace Holdings, 4.875%, 6/15/27 (1)	35	34
WR Grace Holdings, 5.625%, 8/15/29 (1)	19	17
WR Grace Holdings, 7.375%, 3/1/31 (1)	12	12
		1,098
Capital Goods 0.9%
BAE Systems, 5.50%, 3/26/54 (1)	200	194
Boeing, 3.75%, 2/1/50	37	24
Boeing, 5.15%, 5/1/30	57	54
Boeing, 6.388%, 5/1/31 (1)	60	61
Boeing, 6.528%, 5/1/34 (1)	95	96
Boeing, 6.858%, 5/1/54 (1)	45	46
Clydesdale Acquisition Holdings, 8.75%, 4/15/30 (1)	25	24
Ingersoll Rand, 5.70%, 6/15/54	40	41
Madison IAQ, 5.875%, 6/30/29 (1)	30	28
Owens Corning, 5.70%, 6/15/34	60	60
Regal Rexnord, 6.05%, 2/15/26	15	15

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
TK Elevator Holdco GmbH, 6.625%, 7/15/28 (EUR)	202	211
TransDigm, 6.875%, 12/15/30 (1)	50	50
TransDigm, 7.125%, 12/1/31 (1)	70	72
Verde Bidco, 4.625%, 10/1/26 (EUR)	110	116
		1,092
Communications 2.4%
Altice Financing SA, 3.00%, 1/15/28 (EUR)	140	118
Altice Financing SA, 9.625%, 7/15/27 (1)	230	212
Altice France SA, 5.875%, 2/1/27 (EUR)	120	95
CCO Holdings, 5.375%, 6/1/29 (1)	5	5
CCO Holdings, 6.375%, 9/1/29 (1)	45	42
CCO Holdings, 7.375%, 3/1/31 (1)	85	82
Charter Communications Operating, 2.80%, 4/1/31	355	289
Charter Communications Operating, 6.10%, 6/1/29	50	50
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(5)	15	12
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(5)	60	52
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1)	55	57
Crown Castle, 3.80%, 2/15/28	300	283
DISH DBS, 5.25%, 12/1/26 (1)	45	36
DISH DBS, 7.75%, 7/1/26	50	32
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1)	45	43
Midas Opco Holdings, 5.625%, 8/15/29 (1)	55	50
Rogers Communications, 3.80%, 3/15/32	355	314
Rogers Communications, 4.55%, 3/15/52	260	211
Rogers Communications, 5.30%, 2/15/34	145	141
Sirius XM Radio, 4.00%, 7/15/28 (1)	35	31
Sirius XM Radio, 5.00%, 8/1/27 (1)	32	30
Sprint Capital, 8.75%, 3/15/32	125	149
T-Mobile USA, 5.20%, 1/15/33	40	39
T-Mobile USA, 5.75%, 1/15/54	150	149
Townsquare Media, 6.875%, 2/1/26 (1)(5)	25	24
Univision Communications, 8.00%, 8/15/28 (1)	30	30
Viasat, 7.50%, 5/30/31 (1)(5)	50	34

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
YPSO Finance BIS, 10.50%, 5/15/27 (1)	215	79
		2,689
Consumer Cyclical 2.1%
Adient Global Holdings, 8.25%, 4/15/31 (1)	25	26
Allied Universal Holdco, 7.875%, 2/15/31 (1)	77	77
Ambience Merger, 4.875%, 7/15/28 (1)	8	4
Bath & Body Works, 6.75%, 7/1/36	25	25
Caesars Entertainment, 7.00%, 2/15/30 (1)	70	71
Caesars Entertainment, 8.125%, 7/1/27 (1)	20	20
Carnival, 7.00%, 8/15/29 (1)	35	36
Carnival, 10.50%, 6/1/30 (1)	65	70
Cedar Fair, 6.50%, 10/1/28	35	35
Churchill Downs, 6.75%, 5/1/31 (1)	35	35
Clarios Global, 6.75%, 5/15/28 (1)	37	37
Cushman & Wakefield US Borrower, 8.875%, 9/1/31 (1)	35	37
Dave & Buster's, 7.625%, 11/1/25 (1)	8	8
Ford Motor, 9.625%, 4/22/30	90	104
Ford Motor Credit, 6.95%, 3/6/26	200	203
Ford Otomotiv Sanayi, 7.125%, 4/25/29 (1)(5)	200	201
Hilton Domestic Operating, 4.00%, 5/1/31 (1)	5	4
Hilton Domestic Operating, 6.125%, 4/1/32 (1)	25	25
Hyundai Capital America, 5.40%, 1/8/31 (1)	40	40
Inter Media and Communication, 6.75%, 2/9/27 (EUR)	110	117
L Brands, 6.625%, 10/1/30 (1)	25	25
Las Vegas Sands, 5.90%, 6/1/27	35	35
Light & Wonder International, 7.50%, 9/1/31 (1)	10	10
Live Nation Entertainment, 4.75%, 10/15/27 (1)	20	19
Match Group, 4.625%, 6/1/28 (1)	5	5
Match Group, 5.00%, 12/15/27 (1)	82	78
Melco Resorts Finance, 5.75%, 7/21/28	200	187
Motion Bondco, 4.50%, 11/15/27 (EUR)	115	118
Nissan Motor Acceptance, 1.85%, 9/16/26 (1)	10	9
Nissan Motor Acceptance, 6.95%, 9/15/26 (1)(5)	15	15

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	40	41
Rivian Automotive, 4.625%, 3/15/29	30	23
Rivian Holdings, 6M TSFR + 6.03%, 11.31%, 10/15/26 (1)	136	133
Royal Caribbean Cruises, 6.25%, 3/15/32 (1)	40	40
Royal Caribbean Cruises, 8.25%, 1/15/29 (1)	35	37
Scientific Games International, 7.25%, 11/15/29 (1)	25	25
Six Flags Entertainment, 6.625%, 5/1/32 (1)	135	134
Tenneco, 8.00%, 11/17/28 (1)	35	32
Wand NewCo 3, 7.625%, 1/30/32 (1)	30	31
Yum! Brands, 5.375%, 4/1/32	35	33
ZF North America Capital, 6.875%, 4/23/32 (1)	150	153
		2,358
Consumer Non-Cyclical 2.6%
Altria Group, 3.125%, 6/15/31 (EUR)	175	174
BAT Capital, 5.834%, 2/20/31	110	111
Bausch & Lomb Escrow, 8.375%, 10/1/28 (1)	50	51
Bayer US Finance, 6.25%, 1/21/29 (1)	405	411
Bayer US Finance II, 4.70%, 7/15/64 (1)	94	69
Bimbo Bakeries USA, 6.05%, 1/15/29 (1)	200	203
CHS/Community Health Systems, 10.875%, 1/15/32 (1)	40	41
CVS Health, 5.625%, 2/21/53	55	51
Darling Ingredients, 6.00%, 6/15/30 (1)	7	7
Icon Investments Six DAC, 5.849%, 5/8/29	200	202
Icon Investments Six DAC, 6.00%, 5/8/34	200	204
IQVIA, 6.25%, 2/1/29	65	66
LifePoint Health, 9.875%, 8/15/30 (1)	25	27
LifePoint Health, 10.00%, 6/1/32 (1)	55	55
LifePoint Health, 11.00%, 10/15/30 (1)	80	88
Medline Borrower, 6.25%, 4/1/29 (1)	55	55
Solventum, 5.40%, 3/1/29 (1)	75	75
Solventum, 5.45%, 3/13/31 (1)	175	173
Solventum, 5.60%, 3/23/34 (1)	125	123
Solventum, 5.90%, 4/30/54 (1)	120	115

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Star Parent, 9.00%, 10/1/30 (1)	45	47
Tenet Healthcare, 6.125%, 10/1/28	40	40
Tenet Healthcare, 6.875%, 11/15/31	30	31
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31	200	218
Utah Acquisition Sub, 5.25%, 6/15/46	425	348
		2,985
Energy 3.0%
Aethon United Finance, 8.25%, 2/15/26 (1)	30	30
Amerada Hess, 7.125%, 3/15/33	5	6
Cheniere Energy, 5.65%, 4/15/34 (1)	140	139
Cheniere Energy Partners, 5.75%, 8/15/34 (1)	75	74
Civitas Resources, 8.375%, 7/1/28 (1)	30	31
Columbia Pipelines Holding, 6.042%, 8/15/28 (1)	30	31
Comstock Resources, 6.75%, 3/1/29 (1)	40	39
Continental Resources, 4.90%, 6/1/44	10	8
Crescent Energy Finance, 7.625%, 4/1/32 (1)	20	20
Crescent Energy Finance, 9.25%, 2/15/28 (1)	85	90
Diamondback Energy, 5.40%, 4/18/34	115	113
Diamondback Energy, 5.75%, 4/18/54	95	91
Enbridge, 6.20%, 11/15/30	35	36
Eni, 5.50%, 5/15/34 (1)	200	199
Eni, 5.95%, 5/15/54 (1)	200	198
Hess, 7.30%, 8/15/31	5	6
Hilcorp Energy, 5.75%, 2/1/29 (1)	5	5
Hilcorp Energy, 8.375%, 11/1/33 (1)	95	101
Kinetik Holdings, 5.875%, 6/15/30 (1)	45	44
Kinetik Holdings, 6.625%, 12/15/28 (1)	29	29
Kosmos Energy, 7.125%, 4/4/26	200	195
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	55	54
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	15	15
NGL Energy Partners, 8.125%, 2/15/29 (1)	15	15

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Northriver Midstream Finance, 5.625%, 2/15/26 (1)	30	30
Occidental Petroleum, 6.20%, 3/15/40	160	161
Occidental Petroleum, 6.45%, 9/15/36	10	10
Occidental Petroleum, 7.50%, 5/1/31	10	11
Occidental Petroleum, 7.95%, 6/15/39	10	11
Occidental Petroleum, 8.875%, 7/15/30	140	160
Patterson-UTI Energy, 7.15%, 10/1/33	35	37
Permian Resources Operating, 9.875%, 7/15/31 (1)	35	39
Prairie Acquiror, 3M TSFR + 4.75%, 9.00%, 8/1/29 (1)	20	21
Raizen Fuels Finance, 6.45%, 3/5/34 (1)	200	203
Range Resources, 4.75%, 2/15/30 (1)	30	28
Seadrill Finance, 8.375%, 8/1/30 (1)	200	210
SilverBow Resources, 3M TSFR + 7.75%, 13.079%, 12/15/28 (1)	155	161
Southwestern Energy, 4.75%, 2/1/32	50	45
Sunoco, 7.00%, 5/1/29 (1)	50	51
Sunoco, 7.25%, 5/1/32 (1)	60	61
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	52	51
Tallgrass Energy Partners / Tallgrass Energy Finance, 7.375%, 2/15/29 (1)	25	25
Targa Resources Partners, 5.50%, 3/1/30	12	12
TER Finance Jersey Zero Coupon, 1/2/25 (1)(2)	100	96
Transocean, 8.25%, 5/15/29 (1)	25	25
Transocean, 8.50%, 5/15/31 (1)	15	15
Transocean, 8.75%, 2/15/30 (1)	21	22
Transocean Aquila, 8.00%, 9/30/28 (1)	25	25
Venture Global Calcasieu, 4.125%, 8/15/31 (1)	40	35
Venture Global Calcasieu, 6.25%, 1/15/30 (1)	60	60
Venture Global LNG, 9.50%, 2/1/29 (1)	140	151
Vermilion Energy, 6.875%, 5/1/30 (1)	45	44
		3,369

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Industrial Other 0.0%
Booz Allen Hamilton, 5.95%, 8/4/33	45	46
		46
Technology 1.2%
Atlassian, 5.25%, 5/15/29	35	35
Capstone Borrower, 8.00%, 6/15/30 (1)	30	30
Central Parent/CDK Global II/CDK Financing, 8.00%, 6/15/29 (1)	25	26
Cloud Software Group, 8.25%, 6/30/32 (1)	55	55
Cloud Software Group, 9.00%, 9/30/29 (1)(3)	125	120
Dye & Durham, 8.625%, 4/15/29 (1)	55	56
Fiserv, 5.45%, 3/15/34	215	213
Foundry JV Holdco, 5.90%, 1/25/30 (1)	200	203
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	204
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (1)	200	207
McAfee, 7.375%, 2/15/30 (1)(5)	40	37
Minerva Merger, 6.50%, 2/15/30 (1)	50	45
Motorola Solutions, 5.40%, 4/15/34	40	39
Neptune Bidco, 9.29%, 4/15/29 (1)	30	29
UKG, 6.875%, 2/1/31 (1)	85	86
		1,385
Transportation 0.2%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)	175	169
Genesee & Wyoming, 6.25%, 4/15/32 (1)	30	30
		199
Total Industrial		15,221
UTILITY 1.3%
Electric 1.1%
FirstEnergy, 2.25%, 9/1/30	19	16
FirstEnergy, 2.65%, 3/1/30	40	34
FirstEnergy, 3.40%, 3/1/50	135	89

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Georgia Power, 5.25%, 3/15/34	100	99
Indianapolis Power & Light, 5.70%, 4/1/54 (1)	35	34
NRG Energy, VR, 10.25% (1)(6)(7)	17	18
Pacific Gas & Electric, 2.50%, 2/1/31	45	37
Pacific Gas & Electric, 6.70%, 4/1/53	125	132
Pacific Gas & Electric, 6.95%, 3/15/34	65	70
PG&E, 5.00%, 7/1/28	35	34
Southern, 5.70%, 3/15/34	80	81
Talen Energy Supply, 8.625%, 6/1/30 (1)	105	113
Terraform Global Operating, 6.125%, 3/1/26 (1)	40	39
Vistra, VR, 8.00% (1)(6)(7)	274	277
Vistra, VR, 8.875% (1)(6)(7)	100	104
Vistra Operations, 5.125%, 5/13/25 (1)	60	60
Vistra Operations, 7.75%, 10/15/31 (1)	30	31
		1,268
Natural Gas 0.2%
Engie, 5.625%, 4/10/34 (1)	200	200
		200
Total Utility		1,468
Total Corporate Bonds (Cost $22,151)		22,219
EXCHANGE-TRADED FUNDS 3.6%
Exchange-Traded Funds 3.6%

Invesco Senior Loan ETF	159	3,360
T. Rowe Price Floating Rate ETF, 8.07% (5)(8)(9)	13	667
Total Exchange-Traded Funds (Cost $4,027)		4,027

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.3%
Owned No Guarantee 0.2%
Emirates NBD Bank PJSC, 4.25%, VR (6)(7)	200	186
		186
Sovereign 1.2%
Ivory Coast Government International Bonds, 8.25%, 1/30/37 (1)	200	194
Montenegro Government International Bonds, 7.25%, 3/12/31 (1)	615	617
Panama Government International Bonds, 6.40%, 2/14/35	300	282
Sri Lanka Government International Bonds, 6.85%, 11/3/25 (10)	200	118
Sri Lanka Government International Bonds, 6.825%, 7/18/26 (10)	200	118
		1,329
Treasuries 0.9%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/31 (BRL)	5,800	1,023
		1,023
Total Foreign Government Obligations & Municipalities (Cost $2,666)		2,538
MUNICIPAL SECURITIES 0.2%
Puerto Rico 0.1%
Puerto Rico Commonwealth, Series A1, 5.375%, 7/1/25	4	4
Puerto Rico Commonwealth, Series A1, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, Series A1, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/35	3	3
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/37	2	2
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, 0.01%, 7/1/24	1	1
Puerto Rico Commonwealth, Series A, Zero Coupon, 7/1/33	4	3

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Series CW, Zero Coupon, 11/1/43 (11)	74	46
		73
Texas 0.1%
Port Beaumont Navigation District, Series B, 10.00%, 7/1/26 (1)	135	135
		135
Total Municipal Securities (Cost $198)		208
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.3%
Collateralized Mortgage Obligations 3.7%
Angel Oak Mortgage Trust, Series 2021-1, Class A3, CMO, ARM, 1.217%, 1/25/66 (1)	146	123
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	241	220
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	280	269
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	113	112
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	81
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	99	82
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	125
Flagstar Mortgage Trust, Series 2021-11IN, Class A18, CMO, ARM, 2.50%, 11/25/51 (1)	86	67
GCAT, Series 2021-NQM5, Class A3, CMO, ARM, 1.571%, 7/25/66 (1)	130	103
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	430	333
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.288%, 10/25/46 (1)	87	81
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.649%, 5/25/47 (1)	363	303

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 5.044%, 10/26/48 (1)	209	202
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.572%, 12/25/50 (1)	183	153
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.237%, 6/25/50 (1)	180	148
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	202	196
MFA Trust, Series 2022-INV2, Class A1, CMO, ARM, 4.95%, 7/25/57 (1)	383	374
MFA Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	96	97
OBX Trust, Series 2019-INV1, Class A3, CMO, ARM, 4.50%, 11/25/48 (1)	236	219
OBX Trust, Series 2024-HYB1, Class A1, CMO, ARM, 3.558%, 3/25/53 (1)	95	92
Radnor RE, Series 2021-2, Class M1A, FRN, SOFR30A + 1.85%, 7.174%, 11/25/31 (1)	10	10
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.71%, 12/25/49 (1)	442	378
Verus Securitization Trust, Series 2020-1, Class A3, CMO, ARM, 3.724%, 1/25/60 (1)	69	66
Verus Securitization Trust, Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1)	112	98
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	39	35
Verus Securitization Trust, Series 2022-4, Class A1, CMO, ARM, 4.474%, 4/25/67 (1)	75	73
Verus Securitization Trust, Series 2023-1, Class A1, CMO, ARM, 5.85%, 12/25/67 (1)	81	80
Verus Securitization Trust, Series 2023-3, Class A2, CMO, ARM, 6.438%, 3/25/68 (1)	80	80
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	19	18
		4,218
Commercial Mortgage-Backed Securities 3.6%
Alen Mortgage Trust, Series 2021-ACEN, Class AS, FRN, 1M TSFR + 1.26%, 6.581%, 4/15/34 (1)	265	240

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank, Series 2019-BN23, Class A3, ARM, 2.92%, 12/15/52	415	365
Benchmark Mortgage Trust, Series 2021-B24, Class A5, ARM, 2.584%, 3/15/54	105	86
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.227%, 5/15/56	255	263
BMO Mortgage Trust, Series 2024-5C4, Class A3, 6.526%, 5/15/57	200	209
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, FRN, 1M TSFR + 1.66%, 6.981%, 8/15/38 (1)	147	124
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, FRN, 1M TSFR + 1.64%, 6.991%, 5/15/41 (1)	145	145
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B, FRN, 1M TSFR + 1.84%, 7.191%, 5/15/41 (1)	145	145
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A5, ARM, 3.786%, 5/15/52	270	244
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, ARM, 3.038%, 11/10/52	435	378
Commercial Mortgage Trust, Series 2015-CR23, Class AM, ARM, 3.801%, 5/10/48	20	20
Commercial Mortgage Trust, Series 2015-CR25, Class A4, ARM, 3.759%, 8/10/48	183	179
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.605%, 2/10/49	40	37
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, ARM, 3.09%, 1/15/49	113	107
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 3.919%, 12/15/52	145	122
GS Mortgage Securities Trust, Series 2019-GC40, Class B, ARM, 3.543%, 7/10/52	80	67
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class B, FRN, 1M TSFR + 1.94%, 7.241%, 5/15/37 (1)	140	140
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1)	100	81
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, ARM, 3.732%, 5/15/48	160	156
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, ARM, FRN, 4.036%, 5/15/48	195	187
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	85

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, FRN, 1M TSFR + 1.74%, 7.041%, 5/15/39 (1)	100	100
VNDO Trust, Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1)	105	95
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 5.937%, 3/15/40 (1)	100	100
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, ARM, 3.664%, 9/15/58	141	137
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, ARM, 3.146%, 12/15/52	295	262
		4,074
Total Non-U.S. Government Mortgage-Backed Securities (Cost $8,472)		8,292
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 26.6%
U.S. Government Agency Obligations 20.0%
Federal Home Loan Mortgage Corp.
1.50%, 4/1/41	59	48
2.00%, 3/1/42 - 4/1/52	492	383
2.50%, 10/1/36 - 4/1/52	2,415	1,972
3.00%, 1/1/33 - 8/1/52	961	838
3.50%, 3/1/48 - 8/1/49	622	556
4.00%, 3/1/38 - 6/1/52	331	306
4.50%, 10/1/52 - 12/1/52	185	173
5.00%, 11/1/52 - 7/1/53	450	435
5.50%, 8/1/53 - 2/1/54	294	291
6.00%, 2/1/53	305	309
6.50%, 10/1/53 - 1/1/54	156	158
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	499	422
2.00%, 5/1/36 - 4/1/52	7,801	6,199
2.50%, 3/1/37 - 1/1/54	3,138	2,595
3.00%, 12/1/32 - 6/1/52	2,245	1,916
3.50%, 5/1/35 - 10/1/52	1,479	1,321

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
4.00%, 11/1/37 - 11/1/52	1,175	1,082
4.50%, 9/1/49 - 10/1/52	1,090	1,025
5.00%, 11/1/44 - 9/1/53	394	382
5.50%, 11/1/52 - 2/1/54	837	825
6.00%, 1/1/53 - 1/1/54	700	703
6.50%, 1/1/53 - 3/1/54	413	421
UMBS, TBA, 5.00%, 6/15/54 (12)	315	303
		22,663
U.S. Government Obligations 6.6%
Government National Mortgage Assn.
2.00%, 1/20/51 - 3/20/52	1,510	1,212
2.50%, 8/20/50 - 3/20/52	1,686	1,405
3.00%, 10/20/46 - 3/20/52	1,303	1,129
3.50%, 4/20/46 - 10/20/50	866	780
4.00%, 6/20/47 - 10/20/52	784	724
4.50%, 6/20/47 - 4/20/53	417	396
5.00%, 8/20/47 - 4/20/53	535	524
5.50%, 4/20/48 - 2/20/49	141	142
Government National Mortgage Assn., TBA (12)
2.50%, 6/15/54	80	67
5.50%, 6/15/54	345	342
6.00%, 6/15/54	450	453
6.50%, 6/15/54	220	223
		7,397
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $30,786)		30,060
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 17.9%
U.S. Treasury Obligations 17.9%
U.S. Treasury Bonds, 1.75%, 8/15/41	190	124
U.S. Treasury Bonds, 2.00%, 8/15/51	1,420	838

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Bonds, 2.375%, 2/15/42	80	58
U.S. Treasury Bonds, 3.25%, 5/15/42	130	107
U.S. Treasury Bonds, 3.625%, 2/15/53	30	25
U.S. Treasury Bonds, 3.625%, 5/15/53	640	536
U.S. Treasury Bonds, 3.875%, 2/15/43	115	103
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,803
U.S. Treasury Bonds, 4.00%, 11/15/42	155	141
U.S. Treasury Bonds, 4.00%, 11/15/52	280	251
U.S. Treasury Bonds, 4.25%, 2/15/54	205	192
U.S. Treasury Bonds, 4.50%, 2/15/44	340	330
U.S. Treasury Bonds, 4.625%, 5/15/54	215	215
U.S. Treasury Bonds, 4.75%, 11/15/43	655	657
U.S. Treasury Notes, 1.875%, 2/28/27	750	696
U.S. Treasury Notes, 2.625%, 5/31/27	345	325
U.S. Treasury Notes, 2.75%, 7/31/27	320	302
U.S. Treasury Notes, 3.50%, 1/31/28	95	92
U.S. Treasury Notes, 3.625%, 3/31/28	370	358
U.S. Treasury Notes, 3.625%, 5/31/28	3,325	3,212
U.S. Treasury Notes, 3.875%, 11/30/27	160	156
U.S. Treasury Notes, 4.00%, 2/15/34	1,820	1,750
U.S. Treasury Notes, 4.00%, 6/30/28 (13)	2,575	2,521
U.S. Treasury Notes, 4.125%, 9/30/27	225	222
U.S. Treasury Notes, 4.125%, 8/15/53	405	372
U.S. Treasury Notes, 4.125%, 3/31/29	1,015	998
U.S. Treasury Notes, 4.125%, 8/31/30	1,130	1,106
U.S. Treasury Notes, 4.25%, 2/28/29	85	84
U.S. Treasury Notes, 4.375%, 8/15/43	365	349
U.S. Treasury Notes, 4.375%, 5/15/34	580	575
U.S. Treasury Notes, 4.50%, 11/15/33	1,130	1,130

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.625%, 6/30/25	640	636
		20,264
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $21,440)		20,264
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 5.39% (9)(14)	2,009	2,009
Total Short-Term Investments (Cost $2,009)		2,009
SECURITIES LENDING COLLATERAL 1.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.39% (9)(14)	1,315	1,315
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		1,315
Total Securities Lending Collateral (Cost $1,315)		1,315

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury two year futures contracts, Call, 6/21/24 @ $102 (15)	84	17,111	21
Total Exchange-Traded Options Purchased (Cost $22)			21
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Morgan Stanley	SPDR S&P 500 Index, Put, 6/21/24 @ $ 4,700 (15)	4	2,111	1
Morgan Stanley	SPDR S&P 500 Index, Put, 6/21/24 @ $4,650 (15)	7	3,694	1
Total Options Purchased (Cost $97)				23

Total Investments 102.6% of Net Assets (Cost $118,135)	$116,098

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $34,075 and represents 30.1% of net assets.
(2)	Level 3 in fair value hierarchy. See Note 2.
(3)	All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at May 31, 2024, was $3 and was valued at $3 (0.0% of net assets).
(5)	All or a portion of this security is on loan at May 31, 2024. See Note 4.

T. ROWE PRICE TOTAL RETURN ETF

(6)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7)	Perpetual security with no stated maturity date.
(8)	SEC 30-day yield
(9)	Affiliated Companies
(10)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(11)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(12)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,388 and represents 1.2% of net assets.
(13)	At May 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14)	Seven-day yield
(15)	Non-income producing.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
BRL CDI	One day Brazilian interbank deposit rate
CAD	Canada Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CPI	Consumer Price Index
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
JPY	Japanese Yen
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

T. ROWE PRICE TOTAL RETURN ETF

OTC	Over-the-counter
SDR	Swedish Depository Receipts
SEK	Swedish Krona
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank	10 Year Interest Rate Swap, 7/8/34 Pay Fixed 4.70% Annually, Receive Variable 5.34% (SOFR) Annually, 7/3/24 @ 4.70% *	1	7,900	(2)
Barclays Bank	10 Year Interest Rate Swap, 7/8/34 Receive Fixed 3.60% Annually, Pay Variable 5.34% (SOFR) Annually, 7/3/24 @ 3.60% *	1	7,900	(3)
Goldman Sachs	iShares iBoxx High Yield Corporate Bond ETF, Call, 6/21/24 @ $77.00	44	339	(2)
Goldman Sachs	iShares iBoxx High Yield Corporate Bond ETF, Put, 6/21/24 @ $76.00	158	1,219	(2)
Wells Fargo	iShares iBoxx High Yield Corporate Bond ETF, Call, 7/19/24 @ $77.00	67	517	(4)
Wells Fargo	iShares iBoxx High Yield Corporate Bond ETF, Put, 7/19/24 @ $76.00	67	517	(2)
Total OTC Options Written (Premiums $(40))				(15)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS (2.0)%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.AAA.14, 50 Year Index), Receive 0.50% Monthly, Pay upon credit default, 12/16/72	2,700	(25)	(75)	50
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.AAA.14, 50 Year Index), Receive 0.50% Monthly, Pay upon credit default, 12/16/72	2,000	(18)	(38)	20
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.16, 40 Year Index), Receive 3.00% Monthly, Pay upon credit default, 4/17/65	570	(86)	(82)	(4)
Total Bilateral Credit Default Swaps, Protection Sold			(195)	66

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
Total Return Swaps 0.0%
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Investment Grade Index At Maturity, Pay Variable 5.34% (USD SOFR) At Maturity, 6/20/24	875	6	—	6
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Investment Grade Index At Maturity, Pay Variable 5.34% (USD SOFR) At Maturity, 6/20/24	874	(8)	—	(8)
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Investment Grade Index At Maturity, Pay Variable 5.34% (USD SOFR) At Maturity, 6/20/24	875	(6)	—	(6)
JP Morgan, Receive Underlying Reference: iBoxx USD Liquid Investment Grade Index At Maturity, Pay Variable 5.34% (USD SOFR) At Maturity, 6/20/24	776	(7)	—	(7)
Total Bilateral Total Return Swaps			—	(15)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive Fixed 11.48% At Maturity, Pay Variable 10.50% (BRL CDI) At Maturity, 1/2/31 (BRL)	1,874	(4)	—	(4)
Total Interest Rate Swaps			—	(4)
Total Bilateral Swaps			(195)	47

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.2)%
Protection Bought (Relevant Credit: United Airlines Holdings, Inc.), Pay 5.00% Quarterly, Receive upon credit default, 6/20/29	300	(23)	1	(24)
Protection Bought (Relevant Credit: American Axle & Manufacturing, Inc.), Pay 5.00% Quarterly, Receive upon credit default, 6/20/29	300	(25)	(7)	(18)
Protection Bought (Relevant Credit: Delta Air Lines, Inc.), Pay 5.00% Quarterly, Receive upon credit default, 6/20/29	500	(83)	(72)	(11)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Bought (Relevant Credit: Beazer Homes USA, Inc.), Pay 5.00% Quarterly, Receive upon credit default, 6/20/29	500	(62)	(50)	(12)
Protection Bought (Relevant Credit: Qatar Government International Bonds), Pay 1.00% Quarterly, Receive upon credit default, 6/20/29	1,573	(47)	(40)	(7)
Protection Bought (Relevant Credit: Saudi Government International Bonds), Pay 1.00% Quarterly, Receive upon credit default, 6/20/29	1,551	(38)	(32)	(6)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(78)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: CHS/Community Health Systems, Inc., Ca*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/26	9	—	—	—
Protection Sold (Relevant Credit: Altice Finco SA, Caa3*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/28	23	(7)	(1)	(6)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Sold (Relevant Credit: Markit CDX.NA.HY.S42), Receive 5.00% Quarterly, Pay upon credit default, 6/20/29	810	63	46	17
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S42), Receive 1.00% Quarterly, Pay upon credit default, 6/20/29	4,000	97	76	21
Total Centrally Cleared Credit Default Swaps, Protection Sold				32
Interest Rate Swaps (0.2)%
5 Year Interest Rate Swap, Receive Fixed 9.71% Monthly, Pay Variable 11.25% (MXIBTIIE) Monthly, 4/26/29 (MXN)	24,407	14	—	14
5 Year Interest Rate Swap, Receive Fixed 9.62% Monthly, Pay Variable 11.25% (MXIBTIIE) Monthly, 4/27/29 (MXN)	24,407	9	—	9
Total Centrally Cleared Interest Rate Swaps				23

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.2)%
10 Year Zero-Coupon Inflation Swap, Pay Fixed 2.618% At Maturity, Receive Variable (Change in CPI) At Maturity, 5/31/34	2,300	(2)	—	(2)
Total Centrally Cleared Zero-Coupon Inflation Swaps				(2)
Total Centrally Cleared Swaps				(25)
Net payments (receipts) of variation margin to date				$46
Variation margin receivable (payable) on centrally cleared swaps				$21

*	Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America NA	7/19/24	NZD	9	USD	5	$—
Bank of America NA	7/19/24	NOK	2,225	USD	201	12
Canadian Imperial Bank of Commerce	7/19/24	USD	9	CAD	12	—
Canadian Imperial Bank of Commerce	7/19/24	USD	204	CAD	280	(2)
Canadian Imperial Bank of Commerce	7/12/24	USD	45	MXN	775	—
Citibank NA	7/19/24	USD	7	JPY	1,027	—
Citibank NA	7/19/24	USD	7	NOK	72	—
Citibank NA	7/19/24	USD	8	CHF	7	—
Citibank NA	7/19/24	AUD	17	USD	11	—
Citibank NA	7/19/24	NOK	88	USD	8	—
Deutsche Bank AG	7/19/24	USD	4	NOK	49	—
Deutsche Bank AG	8/30/24	USD	5	SEK	50	—
Deutsche Bank AG	8/23/24	USD	5	EUR	5	—
Goldman Sachs	6/4/24	USD	584	BRL	2,943	23
Goldman Sachs	7/19/24	USD	12	NZD	20	—
Goldman Sachs	7/19/24	USD	7	CAD	10	—
Goldman Sachs	7/19/24	USD	7	NOK	75	—
Goldman Sachs	7/19/24	NZD	22	USD	14	—
Goldman Sachs	6/4/24	BRL	2,943	USD	561	(1)
HSBC Bank USA NA	7/19/24	USD	6	CAD	8	—
HSBC Bank USA NA	7/19/24	USD	11	CAD	15	—
HSBC Bank USA NA	8/23/24	USD	3	GBP	2	—
JPMorgan Chase Bank NA	7/19/24	USD	7	NOK	80	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
JPMorgan Chase Bank NA	7/19/24	USD	5	NZD	8	$—
JPMorgan Chase Bank NA	7/19/24	USD	76	JPY	11,825	—
JPMorgan Chase Bank NA	7/19/24	USD	7	JPY	1,115	—
JPMorgan Chase Bank NA	8/23/24	GBP	19	USD	24	—
JPMorgan Chase Bank NA	8/23/24	EUR	328	USD	358	—
Morgan Stanley & Co. International PLC	6/4/24	BRL	235	USD	44	—
Morgan Stanley & Co. International PLC	7/19/24	USD	7	JPY	994	—
Morgan Stanley & Co. International PLC	7/19/24	USD	6	NOK	60	—
Morgan Stanley & Co. International PLC	7/19/24	USD	6	JPY	960	—
Morgan Stanley & Co. International PLC	7/19/24	USD	5	NOK	58	—
Morgan Stanley & Co. International PLC	7/19/24	USD	3	NZD	5	—
Morgan Stanley & Co. International PLC	8/23/24	EUR	120	USD	131	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Morgan Stanley & Co. International PLC	6/4/24	USD	45	BRL	235	$—
Royal Bank of Canada	7/19/24	USD	7	AUD	10	—
State Street Bank London	7/19/24	NZD	80	USD	48	1
State Street Bank London	7/19/24	JPY	15,664	USD	104	(4)
State Street Bank London	7/19/24	AUD	64	USD	41	1
State Street Bank London	7/19/24	USD	188	NOK	2,060	(9)
State Street Bank London	7/19/24	USD	257	CHF	232	(2)
State Street Bank London	7/19/24	CAD	35	USD	25	—
State Street Bank London	7/19/24	USD	33	CAD	45	—
State Street Bank London	8/30/24	USD	14	SEK	150	—
State Street Bank London	8/23/24	EUR	20	USD	22	—
State Street Bank London	6/4/24	BRL	2,708	USD	526	(10)
State Street Bank London	9/4/24	USD	521	BRL	2,708	10
State Street Bank London	8/23/24	EUR	112	USD	122	—
UBS AG	7/19/24	JPY	15,726	USD	104	(3)
UBS AG	7/19/24	CHF	65	USD	71	1
UBS AG	7/19/24	USD	11	CAD	15	—
UBS AG	8/23/24	USD	3,206	EUR	2,938	7
UBS AG	8/23/24	EUR	186	USD	203	—
Wells Fargo Bank NA	7/19/24	USD	8	AUD	12	—
Net unrealized gain (loss) on open forward currency exchange contracts						$24

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 4 Euro BOBL contracts	06/24	(517)	$11
Short, 7 Euro SCHATZ contracts	06/24	(803)	6
Short, 3 Euro-Bund contracts	06/24	(429)	8
Long, 4 Commonwealth of Australia ten year bond contracts	06/24	294	(3)
Long, 32 U.S. Treasury Long Bonds contracts	09/24	3,742	(28)
Long, 4 U.S. Treasury Notes ten year contracts	09/24	436	(1)
Long, 46 Ultra U.S. Treasury Bonds contracts	09/24	5,701	(69)
Short, 23 Ultra U.S. Treasury Notes ten year contracts	09/24	(2,586)	9
Long, 33 U.S. Treasury Notes five year contracts	09/24	3,493	(2)
Long, 26 U.S. Treasury Notes two year contracts	09/24	5,294	2
Net payments (receipts) of variation margin to date			116
Variation margin receivable (payable) on open futures contracts			$49

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Floating Rate ETF	$—	$(2)	$9
T. Rowe Price Government Reserve Fund	—	—	221++
Totals	$—#	$(2)	$230+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 5/31/24
T. Rowe Price Floating Rate ETF	$—	669	—	$667
T. Rowe Price Government Reserve Fund	884	¤	¤	3,324
	Total			$3,991^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $230 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $3,993.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

May 31, 2024
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $118,135)	$116,098
Receivable for investment securities sold	3,693
Interest and dividends receivable	837
Unrealized gain on bilateral swaps	76
Unrealized gain on forward currency exchange contracts	55
Variation margin receivable on futures contracts	49
Foreign currency (cost $44)	44
Variation margin receivable on centrally cleared swaps	21
Cash	12
Total assets	120,885
Liabilities
Payable for investment securities purchased	6,140
Obligation to return securities lending collateral	1,315
Bilateral swap premiums received	195
Unrealized loss on forward currency exchange contracts	31
Investment management and administrative fees payable	30
Unrealized loss on bilateral swaps	29
Options written (premiums $40)	15
Total liabilities	7,755
NET ASSETS	$113,130
Net assets consists of:
Total distributable earnings (loss)	$(6,823)
Paid-in capital applicable to 2,850,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	119,953
NET ASSETS	$113,130
NET ASSET VALUE PER SHARE	$39.69
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
5/31/24
Investment Income (Loss)
Income
Interest	$5,108
Dividend	369
Securities lending	10
Total income	5,487
Expenses
Investment management and administrative expense	306
Miscellaneous expense	1
Waived / paid by Price Associates	(1)
Total expenses	306
Net investment income	5,181
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(1,545)
Futures	(1,267)
Swaps	(237)
Options written	82
Forward currency exchange contracts	51
Foreign currency transactions	(27)
Net realized loss	(2,943)
Change in net unrealized gain / loss
Securities	125
Futures	(77)
Swaps	82
Options written	19
Forward currency exchange contracts	(1)
Other assets and liabilities denominated in foreign currencies	(6)
Change in unrealized gain / loss	142
Net realized and unrealized gain / loss	(2,801)
INCREASE IN NET ASSETS FROM OPERATIONS	$2,380
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended
	5/31/24	5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$5,181	$992
Net realized loss	(2,943)	(1,214)
Change in net unrealized gain / loss	142	(423)
Increase (decrease) in net assets from operations	2,380	(645)
Distributions to shareholders
Net earnings	(5,002)	(1,000)
Tax return of capital	(219)	(23)
Decrease in net assets from distributions	(5,221)	(1,023)
Capital share transactions*
Shares sold	92,251	10,485
Shares redeemed	(5,030)	—
Increase in net assets from capital share transactions	87,221	10,485
Net Assets
Increase during period	84,380	8,817
Beginning of period	28,750	19,933
End of period	$113,130	$28,750
*Share information
Shares sold	2,275	250
Shares redeemed	(125)	—
Increase in shares outstanding	2,150	250
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Return ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize total return through income and, secondarily, capital appreciation.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE TOTAL RETURN ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE TOTAL RETURN ETF

NOTE  2  –   VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE TOTAL RETURN ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair

T. ROWE PRICE TOTAL RETURN ETF

value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

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($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$78,226	$—	$78,226
Corporate Bonds	—	22,123	96	22,219
Bank Loans	—	8,064	180	8,244
Exchange-Traded Funds	4,027	—	—	4,027
Convertible Preferred Stocks	—	35	—	35
Short-Term Investments	2,009	—	—	2,009
Securities Lending Collateral	1,315	—	—	1,315
Options Purchased	21	2	—	23
Total Securities	7,372	108,450	276	116,098
Swaps*	—	67	—	67
Forward Currency Exchange Contracts	—	55	—	55
Futures Contracts*	36	—	—	36
Total	$7,408	$108,572	$276	$116,256
Liabilities
Options Written	$—	$15	$—	$15
Swaps*	—	240	—	240
Forward Currency Exchange Contracts	—	31	—	31
Futures Contracts*	103	—	—	103
Total	$103	$286	$—	$389

[1]	Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

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NOTE  3  –   DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

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($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures, Centrally Cleared Swaps and Securities^	$80
Foreign exchange derivatives	Forwards	55
Credit derivatives	Centrally Cleared Swaps and Bilateral Swaps	44
Equity derivatives	Securities^	2
Total		$181
Liabilities
Interest rate derivatives	Futures, Options Written, Bilateral Swaps and Centrally Cleared Swaps	$112
Foreign exchange derivatives	Forwards	31
Credit derivatives	Bilateral Swaps and Premiums, Centrally Cleared Swaps and Options Written	244
Inflation derivatives	Centrally Cleared Swaps	2
Total		$389

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

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($000s)	Location of Gain (Loss) on Statement of Operations
	Securities^	Options Written	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$56	$52	$(1,267)	$—	$(154)	$(1,313)
Foreign exchange derivatives	(16)	—	—	51	—	35
Credit derivatives	(134)	30	—	—	(92)	(196)
Inflation derivatives	—	—	—	—	9	—
Total	$(94)	$82	$(1,267)	$51	$(237)	$(1,474)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$(1)	$16	$(77)	$—	$28	$(34)
Foreign exchange derivatives	—	—	—	(1)	—	(1)
Credit derivatives	10	3	—	—	56	69
Equity derivatives	(73)	—	—	—	—	(73)
Inflation derivatives	—	—	—	—	(2)	—
Total	$(64)	$19	$(77)	$(1)	$82	$(39)

^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the

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clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives

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may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, securities valued at $10,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2024, securities valued at $929,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 15% of net assets.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio

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duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 13% and 43% of net assets.
Options
The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain

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or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values, and credit ratings; and for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 18% and 46% of net assets.
Swaps
The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral

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swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $10,112,000 (8.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

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Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 17% and 41% of net assets.
NOTE  4  –   OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of

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developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those

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mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may

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enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s

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discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2024, the value of loaned securities was $1,290,000; the value of cash collateral and related investments was $1,315,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $98,984,000 and $51,901,000, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $421,260,000 and $388,157,000, respectively, for the year ended May 31, 2024.
NOTE  5  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income

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and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	May 31,	May 31,
	2024	2023
Ordinary income (including short-term capital gains, if any)	$5,002	$1,000
Return of capital	219	23
Total distributions	$5,221	$1,023
At May 31, 2024, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$117,867
Unrealized appreciation	$842
Unrealized depreciation	(2,927)
Net unrealized appreciation (depreciation)	$(2,085)
At May 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:

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($000s)
Net unrealized appreciation (depreciation)	$(2,085)
Loss carryforwards and deferrals	(4,738)
Total distributable earnings (loss)	$(6,823)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.31% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public.

T. ROWE PRICE TOTAL RETURN ETF

Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended May 31, 2024, are as follows:
(000s)	Effective Management Fee Rate	Management Fee Waived
T. Rowe Price Floating Rate ETF	0.59%	$1
As of May 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,241,110 shares of the fund, representing 79% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health

T. ROWE PRICE TOTAL RETURN ETF

epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE TOTAL RETURN ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Total Return ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Total Return ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the years ended May 31, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the years ended May 31, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE TOTAL RETURN ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE TOTAL RETURN ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 05/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund’s distributions to shareholders included:
For shareholders subject to interest expense deduction limitation under Section 163(j), $4,820,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE TOTAL RETURN ETF

Approval of Investment Management Agreement and Subadvisory Agreements
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund

T. ROWE PRICE TOTAL RETURN ETF

Approval of Investment Management Agreement and Subadvisory Agreements
(continued)
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.

T. ROWE PRICE TOTAL RETURN ETF

Approval of Investment Management Agreement and Subadvisory Agreements
(continued)
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers,

T. ROWE PRICE TOTAL RETURN ETF

Approval of Investment Management Agreement and Subadvisory Agreements
(continued)
reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the second quintile (Expense Group) and first quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and

T. ROWE PRICE TOTAL RETURN ETF

Approval of Investment Management Agreement and Subadvisory Agreements
(continued)
balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF988-050 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Total Return ETF

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024